Long-term investment (Tables)	6 Months Ended
Sep. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2023	—	14,296,824	14,296,824
Investments made	—	—	—
Share gain (loss) from equity investments	(6,526)	938,485	931,959
Impairment	6,472	—	6,472
Foreign currency translation adjustments	54	(621,251)	(621,197)
Balance as of September 30, 2023	—	14,614,058	14,614,058